Digital Asset Collateral Receivable	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSET COLLATERAL RECEIVABLE

4. DIGITAL ASSET COLLATERAL RECEIVABLE

The following table presents the Company’s digital assets pledged as collateral for loan borrowings and accounts payable at the end of the period:

	As of
	June 30, 2025		December 31, 2024
	Quantity	Fair value	Quantity	Fair value

Pledged BTC- current (1)	87	9,397	131	12,569
Pledged BTC-non-current (2)	591	63,140	502	47,827
Digital asset collateral receivable	678	72,537	633	60,396

(1)	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral is expected to be released when the related outstanding payables are paid within one year.

(2)	The BTC was pledged for long-term loans (see Note 10). This collateral is expected to be released when the related loans are matured and repaid after one year.